Long-Term Debt - Schedule of Long-Term Debt (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jan. 01, 2021	Dec. 31, 2020	Dec. 31, 2019
Line of Credit Facility [Line Items]
Total borrowings	$ 835,373		$ 781,939
Total Sale and Leaseback Agreements	68,735		0
Less: Current portion of long-term debt	(95,312)		(76,681)
Less: Current portion of Sale and Leaseback Agreements (m, n)	(11,275)		0
Less: Original issue premium/(discount) of 2024 Notes (f)	14,162	$ 11,203	11,203	$ 14,095
Less: Deferred financing costs (p)	(14,162)	$ (11,203)	(11,203)	$ (14,095)
Non-current portion of Long-Term Debt	726,008		692,775
Sale and Leaseback Agreement CMBFL – $54,000 (m) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	54,000		0
Sale and Leaseback Agreement – Neptune $14,735 (n) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	14,735		0
Line of Credit [Member]
Line of Credit Facility [Line Items]
Total borrowings	766,638		781,939
Long-term Debt [Member]
Line of Credit Facility [Line Items]
Less: Current portion of long-term debt	(84,037)		(50,441)
2022 Notes (l) [Member]
Line of Credit Facility [Line Items]
Notes	0		233,436
2022 Notes	233,436		322,723
Less redemptions and repurchase	(233,436)		(89,287)
Less: Current portion of 2022 Notes (l)	0		(26,240)
Less: Original issue discount of 2022 Notes (l)	0		1,333
Less: Original issue discount of 2022 Notes (l)	0		(1,333)
2024 Notes (f) [Member]
Line of Credit Facility [Line Items]
Less: Original issue premium/(discount) of 2024 Notes (f)	109		147
Less: Deferred financing costs (p)	(109)		(147)
Deutsche Credit Facility (a) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	51,670		0
HCOB Credit Facility (b) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	53,500		0
CACIB, Bank Sinopac, CTBC Credit Facility (c) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	51,700		0
New Hayfin Credit Facility (d) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	217,249		0
Chailease Credit Facility (e) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	6,660		7,596
2024 Notes (f) [Member]
Line of Credit Facility [Line Items]
Notes	82,521		59,819
Syndicated Senior Secured Credit Facility (CACIB, ABN, CIT, Siemens, CTBC, Bank Sinopac, Palatine) (g) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	225,600		238,000
Blue Ocean Junior Credit Facility (g, h) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	26,205		38,500
Hellenic Bank Credit Facility (i) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	45,700		49,700
Deutsche,CIT,Entrust,Blue Ocean Credit Facility (j) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	0		149,055
Hayfin Credit Facility (k) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	$ 5,833		$ 5,833